Pension Plans (Tables)	12 Months Ended
Mar. 31, 2018
Funded Status of Defined Benefit Pension Plans

The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2017 and 2018 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2017	2018	2017	2018
Change in benefit obligation:
Benefit obligation at beginning of year	¥97,030	¥99,721	¥99,912	¥88,630
Service cost	5,276	5,339	3,270	3,455
Interest cost	682	778	1,757	1,994
Actuarial loss (gain)	(1,656)	1,587	(8,893)	1,843
Foreign currency exchange rate change	0	0	(6,226)	6,838
Benefits paid	(2,702)	(2,997)	(1,190)	(1,654)
Business combinations	1,455	381	0	0
Divestitures	0	(226)	0	0
Plan amendments	(364)	10	0	(324)

Benefit obligation at end of year	99,721	104,593	88,630	100,782

Change in plan assets:
Fair value of plan assets at beginning of year	113,056	116,990	85,180	83,394
Actual return on plan assets	987	3,196	2,780	2,586
Employer contribution	3,387	3,559	1,338	1,738
Benefits paid	(2,229)	(2,486)	(1,086)	(1,529)
Business combinations	1,789	142	0	0
Divestitures	0	(132)	0	0
Foreign currency exchange rate change	0	0	(4,818)	7,149

Fair value of plan assets at end of year	116,990	121,269	83,394	93,338

The funded status of the plans	¥17,269	¥16,676	¥(5,236)	¥(7,444)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥29,958	¥29,701	¥0	¥0
Accrued benefit liability included in other liabilities	(12,689)	¥(13,025)	(5,236)	(7,444)

Net amount recognized	¥17,269	¥16,676	¥(5,236)	¥(7,444)

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2017 and 2018 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2017	2018	2017	2018
Net prior service credit	¥3,151	¥2,241	¥800	¥754
Net actuarial loss	(23,999)	(24,155)	(6,954)	(9,764)
Net transition obligation	(45)	0	(12)	(8)

Total recognized in accumulated other comprehensive loss, pre-tax	¥(20,893)	¥(21,914)	¥(6,166)	¥(9,018)

Net Pension Cost of Defined Benefit Plans

Net pension cost of the plans for fiscal 2016, 2017 and 2018 consists of the following:

	Millions of yen
	2016	2017	2018
Japanese plans:
Service cost	¥4,401	¥5,276	¥5,339
Interest cost	995	682	778
Expected return on plan assets	(2,575)	(2,566)	(2,627)
Amortization of prior service credit	(928)	(925)	(912)
Amortization of net actuarial loss (gain)	(15)	959	856
Amortization of transition obligation	49	45	45

Net periodic pension cost	¥1,927	¥3,471	¥3,479

Overseas plans:
Service cost	¥3,856	¥3,270	¥3,455
Interest cost	1,747	1,757	1,994
Expected return on plan assets	(4,584)	(3,581)	(4,217)
Amortization of prior service credit	(113)	(96)	(123)
Amortization of net actuarial loss	1,336	617	38
Amortization of transition obligation	3	4	4

Net periodic pension cost	¥2,245	¥1,971	¥1,151

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2016, 2017 and 2018 are summarized as follows:

	Millions of yen
	2016	2017	2018
Japanese plans:
Current year actuarial gain (loss)	¥(15,417)	¥168	¥(1,005)
Amortization of net actuarial loss (gain)	(15)	959	856
Prior service credit due to amendments	(88)	(34)	(5)
Amortization of prior service credit	(928)	(925)	(912)
Amortization of transition obligation	49	45	45
Plan curtailments and settlements	(92)	0	0

Total recognized in other comprehensive income (loss), pre-tax	¥(16,491)	¥213	¥(1,021)

Overseas plans:
Current year actuarial gain (loss)	¥7,881	¥8,585	¥(2,417)
Amortization of net actuarial loss	1,336	617	38
Prior service credit due to amendments	0	(1)	0
Amortization of prior service credit	(113)	(96)	(123)
Amortization of transition obligation	3	4	4
Foreign currency exchange rate change	307	930	(354)

Total recognized in other comprehensive income (loss), pre-tax	¥9,414	¥10,039	¥(2,852)

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts

Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2016	2017	2018
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.7%	0.8%	0.7%
Rate of increase in compensation levels	4.4%	4.5%	4.6%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.2%	0.7%	0.8%
Rate of increase in compensation levels	4.8%	4.4%	4.5%
Expected long-term rate of return on plan assets	2.3%	2.2%	2.2%

Overseas plans	2016	2017	2018
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.9%	2.1%	2.0%
Rate of increase in compensation levels	2.8%	2.4%	2.4%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.5%	1.9%	2.1%
Rate of increase in compensation levels	2.8%	2.8%	2.4%
Expected long-term rate of return on plan assets	5.5%	4.7%	4.9%

Benefits Expected to be Paid

At March 31, 2018, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
2019	¥2,308	¥1,412
2020	2,093	1,414
2021	2,293	1,391
2022	2,506	1,454
2023	2,701	1,520
2024-2028	16,315	10,823

Total	¥28,216	¥18,014

Japan
Fair Value of Pension Plan Assets by Asset Category

The fair value of Japanese pension plan assets at March 31, 2017 and 2018, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement.”

	Millions of yen
	March 31, 2017
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥16,902	¥0	¥0	¥0
Other than Japan
Pooled funds*2	18,508	0	0	0
Debt securities:
Japan
Pooled funds*3	18,524	0	0	0
Other than Japan
Pooled funds*4	21,127	0	0	0
Other assets:
Life insurance company general accounts*5	26,731	0	26,731	0
Others*6	15,198	0	15,198	0

	¥116,990	¥0	¥41,929	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥44 million at March 31, 2017.
*2	These funds invest in listed shares.
*3	These funds invest approximately 60% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥4,873 million at March 31, 2017.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas plans
Fair Value of Pension Plan Assets by Asset Category

The fair value of overseas pension plan assets at March 31, 2017 and 2018, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement.”

	Millions of yen
	March 31, 2017
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥34,905	¥34,905	¥0	¥0
Pooled funds*1	67	0	0	0
Debt securities:
Other than Japan
Government bonds	39,969	39,969	0	0
Municipal bonds	4,650	0	4,650	0
Other assets:
Life insurance company general accounts*2	2,487	0	2,487	0
Others*3	1,316	0	1,316	0

	¥83,394	¥74,874	¥8,453	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2017, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities and approximately 50% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

	Millions of yen
	March 31, 2018
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥39,841	¥39,841	¥0	¥0
Pooled funds*1	69	0	0	0
Debt securities:
Other than Japan
Government bonds	43,110	43,110	0	0
Municipal bonds	4,387	0	4,387	0
Other assets:
Life insurance company general accounts*2	2,318	0	2,318	0
Others*3	3,613	0	3,613	0

	¥93,338	¥82,951	¥10,318	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.